7. MINERAL PROPERTY INTERESTS (Details 1) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
ExplorationCostsLineItems [Line Items]
Exploration costs	$ 1,603,790	$ 3,615,987
USMember
ExplorationCostsLineItems [Line Items]
Exploration costs	941,031	2,869,631
MongoliaMember
ExplorationCostsLineItems [Line Items]
Exploration costs	529,834	567,521
OtherCountryMember
ExplorationCostsLineItems [Line Items]
Exploration costs	$ 132,925	$ 178,835